Defined Benefit Plans - Schedule of Benefit Payments under Defined Benefit Plan (Detail) $ in Thousands	Mar. 31, 2017 USD ($)
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 2
2019	4
2020	7
2021	10
2022	30
2023-2027	265
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	6
2019	6
2020	6
2021	6
2022	5
2023-2027	$ 25